Provisions and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Breakdown Explanatory	USD million 30.6.21 31.3.21 31.12.20 Provisions other than provisions for expected credit losses 2,583 2,448 2,534 Provisions for expected credit losses 209 245 257 Total provisions 2,792 2,693 2,791
Disclosure Of Other Provisions Explanatory
USD million
Litigation,
regulatory and
similar matters
1
Restructuring
2
Other
3
Total
Balance as of 31 December 2020 2,135 67 332 2,534
Balance as of 31 March 2021 2,072 58 318 2,448
Increase in provisions recognized in the income statement 87 114 31 233
Release of provisions recognized in the income statement (24) (5) (4) (33)
Provisions used in conformity with designated purpose (27) (20) (31) (78)
Capitalized reinstatement costs 0 0 (1) (1)
Reclassifications 0 1 (1) 0
Foreign currency translation / unwind of discount 11 (1) 4 13
Balance as of 30 June 2021 2,119 148 317 2,583
1 Comprises provisions for

losses resulting from

legal, liability and

compliance risks.

2 Includes personnel-related restructuring

provisions of USD
104

million as of

30 June 2021 (31 March

2021: USD
9

million;
31 December 2020: USD 13

million) and provisions for onerous contracts of

USD
40

million as of 30 June 2021 (31 March 2021: USD
44

million; 31 December 2020: USD
49

million).

3 Mainly includes provisions
related to real estate, employee benefits and operational risks.